UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6622

Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	December 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESMENTS – 98.0%
	MUNICIPAL BONDS – 98.0%
	Alaska – 0.3%
$ 1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	$ 729,060
	Series 2006A, 5.000%, 6/01/32
	Arizona – 2.3%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	3/21 at 100.00	A	2,512,400
	2011B-1&2, 5.250%, 3/01/39
600	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB	590,040
	Company, Series 2010A, 5.250%, 10/01/40
2,250	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	2,161,103
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
215	Sedona Wastewater Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series	No Opt. Call	A	172,361
	1998, 0.000%, 7/01/20 – NPFG Insured
5,565	Total Arizona			5,435,904
	California – 12.9%
1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+	1,061,590
	Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured
11,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	2,200,440
	Capital Appreciation Series 2009B, 0.000%, 8/01/41 – AGC Insured
3,600	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds,	2/17 at 44.77	Aa2	1,235,232
	Election 2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	6/14 at 100.00	A2	501,935
	Projects, Series 1998A, 5.250%, 12/01/16
540	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	No Opt. Call	Aaa	552,026
	California Projects, Series 1993A, 5.500%, 6/01/14 (ETM)
2,500	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	2,589,650
60	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	3/14 at 100.00	A1	60,238
2,440	Eureka Unified School District, Humboldt County, California, General Obligation Bonds, Series	No Opt. Call	AA–	1,249,622
	2002, 0.000%, 8/01/27 – AGM Insured
3,290	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	1,939,850
	Bonds, School Facilities Improvement District 4, Series 2007A, 0.000%, 10/01/24 – NPFG Insured
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	680,230
	Bonds, Series 2007A-1, 5.125%, 6/01/47
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa3	1,867,783
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
1,495	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	507,508
	Bonds, Series 2007, 0.000%, 8/01/33 – FGIC Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	534,656
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	530,753
	2009C, 6.500%, 11/01/39
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	585,215
	Series 2003, 0.000%, 8/01/28 – AGM Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	597,853
	6.750%, 11/01/39
4,620	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	2,861,397
	0.000%, 8/01/24 – NPFG Insured
4,400	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	1,790,140
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
2,500	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	740,575
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation	No Opt. Call	A1	1,580,681
	Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
	San Joaquin Delta Community College District, California, General Obligation Bonds, Election
	2004 Series 2008B:
1,000	0.000%, 8/01/30 – AGM Insured	8/18 at 50.12	Aa2	395,550
1,890	0.000%, 8/01/31 – AGM Insured	8/18 at 47.14	Aa2	685,465
1,500	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A	1,507,275
6,025	Simi Valley Unified School District, Ventura County, California, General Obligation Bonds,	No Opt. Call	AA–	2,530,560
	Series 2007C, 0.000%, 8/01/30
2,080	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	1,461,138
	Bonds, Series 2005A-1, 5.500%, 6/01/45
60,620	Total California			30,247,362
	Colorado – 6.5%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	A+	542,685
	Series 2009A, 5.500%, 7/01/34
1,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	1,955,151
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	967,710
	Association, Series 2007, 5.250%, 5/15/42
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	1,929,311
	5.000%, 11/15/43
2,230	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	2,042,301
	Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,140	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	3,087,187
8,100	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	3,419,982
4,475	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	1,380,582
25,355	Total Colorado			15,324,909
	Florida – 2.6%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,003,850
	General Hospital, Series 2006, 5.250%, 10/01/41
2,500	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	Aa2	2,542,075
2,500	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	Aa2	2,524,550
	8/01/29 – AMBAC Insured
6,000	Total Florida			6,070,475
	Georgia – 0.4%
1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	1,026,120
	Medical Center Project, Series 2010, 8.125%, 12/01/45
	Illinois – 12.6%
1,400	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	No Opt. Call	A	890,442
	Revenue Bonds, Series 1999A, 0.000%, 4/01/23 – NPFG Insured
735	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	673,069
	Revenues Series 2011A, 5.000%, 12/01/41
1,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%,	1/16 at 100.00	AA–	945,340
	1/01/31 – AGM Insured
590	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	3/14 at 100.00	AA+	590,094
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A	1,669,712
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	1,057,686
	Trust 1137, 9.252%, 7/01/15 (IF)
200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	AA–	197,738
	5/15/32 – NPFG Insured
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	1,896,187
	9/01/31 – RAAI Insured
1,750	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	1,758,733
	Centers, Series 2008A, 5.500%, 8/15/30
1,035	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	1,020,852
	University Center Project, Series 2006B, 5.000%, 5/01/25
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 –	1/15 at 100.00	AA	1,037,490
	FGIC Insured
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	A–	2,327,291
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,350	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AAA	2,266,760
1,350	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	AAA	386,114
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,313,150
9,170	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	2,081,957
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,	3/14 at 100.00	N/R	4,573,694
	Series 2002A, 5.000%, 6/01/22 – RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	N/R	884,612
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	N/R	885,402
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 (Pre-refunded	12/14 at 100.00	AAA	1,150,776
	12/01/14) – FGIC Insured
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 –	3/17 at 100.00	A	2,067,180
	NPFG Insured
47,010	Total Illinois			29,674,279
	Indiana – 4.8%
1,000	Franklin Community Multi-School Building Corporation, Johnson County, Indiana, First Mortgage	7/14 at 100.00	A+ (4)	1,026,130
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
1,600	Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks Project, Series 2008B,	No Opt. Call	AA–	741,504
	0.000%, 6/01/30 – AGM Insured
825	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+	826,048
	Health, Series 2006B-5, 5.000%, 11/15/36
670	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	3/14 at 100.00	BBB	670,570
	Series 2001, 5.375%, 9/15/22
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	1,025,430
	Indiana, Series 2007, 5.500%, 3/01/37
2,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,002,760
	NPFG Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AA+	784,358
	Series 2005, 5.000%, 7/15/22 – NPFG Insured
3,840	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	No Opt. Call	N/R	4,150,886
	Project, Series 2010, 6.000%, 1/15/19
11,685	Total Indiana			11,227,686
	Iowa – 1.6%
1,665	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	1,602,230
	Project, Series 2013, 5.000%, 12/01/19
1,645	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	1,237,566
	5.375%, 6/01/38
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	828,750
	5.600%, 6/01/34
4,310	Total Iowa			3,668,546
	Kansas – 0.5%
795	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006,	7/16 at 100.00	A1	775,896
	4.875%, 7/01/36
360	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	356,051
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
1,155	Total Kansas			1,131,947
	Kentucky – 1.2%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	2,467,150
	System Obligated Group, Series 2011, 5.250%, 8/15/46
805	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	7/31 at 100.00	Baa3	426,264
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/43
3,305	Total Kentucky			2,893,414
	Louisiana – 0.9%
2,020	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A (4)	2,068,844
	2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
	Massachusetts – 0.7%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	508,150
	Series 2008E-1 &2, 5.000%, 7/01/28
655	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	A (4)	694,438
	12/01/15 – NPFG Insured (ETM)
440	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	Aa1	467,078
	12/01/15 – NPFG Insured
1,595	Total Massachusetts			1,669,666
	Michigan – 3.1%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	322,340
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	2,557,550
	7/01/31 – BHAC Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	2,254,750
	7/01/33 – FGIC Insured
2,060	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 4.500%,	7/16 at 100.00	A	1,889,432
	7/01/25 – NPFG Insured
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	298,285
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
7,665	Total Michigan			7,322,357
	Minnesota – 0.5%
1,110	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%,	7/16 at 100.00	AA+	1,088,166
	7/01/38 (Alternative Minimum Tax)
	Mississippi – 0.2%
500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi	3/16 at 100.00	Baa1	515,200
	Power, Series 2006A, 5.000%, 3/01/21 – SYNCORA GTY Insured
	Missouri – 0.1%
270	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	288,093
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
	Nevada – 2.8%
1,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823, 20.305%,	1/20 at 100.00	A+	1,587,100
	1/01/36 (IF)
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,013,860
	International Airport, Series 2010A, 5.250%, 7/01/42
1,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	1,701,232
	6/01/18 – FGIC Insured
2,500	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	2,198,600
6,350	Total Nevada			6,500,792
	New Jersey – 1.1%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	3/14 at 100.00	Ba2	2,500,250
	Series 2003, 5.500%, 7/01/23
	New Mexico – 3.1%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	957,120
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
	University of New Mexico, FHA-Insured Hospital Mortgage Revenue Bonds, University of Mexico
	Hospital Project, Series 2004:
555	4.625%, 1/01/25 – AGM Insured	7/14 at 100.00	AA–	558,025
660	4.625%, 7/01/25 – AGM Insured	7/14 at 100.00	AA–	663,419
2,000	4.750%, 7/01/27 – AGM Insured	7/14 at 100.00	AA–	2,008,480
3,000	4.750%, 1/01/28 – AGM Insured	7/14 at 100.00	AA–	3,009,930
7,215	Total New Mexico			7,196,974
	New York – 5.8%
1,700	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	1,641,384
	Kaleida Health, Series 2006, 4.700%, 2/15/35
2,075	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	No Opt. Call	AAA	2,096,124
	Education Series 2007C, 5.000%, 3/15/14
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	507,130
	2011A, 5.250%, 2/15/47
1,805	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	1,788,845
	2/15/47 – FGIC Insured
1,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	A	1,345,325
	Series 2012F, 5.000%, 11/15/26
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,022,020
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	3,129,390
	Fiscal 2013 Series I, 5.000%, 5/01/38
1,135	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	1,207,447
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
13,465	Total New York			13,737,665
	Ohio – 3.4%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,080	5.375%, 6/01/24	6/17 at 100.00	B–	1,768,250
795	5.125%, 6/01/24	6/17 at 100.00	B–	656,591
2,475	5.875%, 6/01/30	6/17 at 100.00	B	1,878,525
775	5.750%, 6/01/34	6/17 at 100.00	B	567,068
2,680	5.875%, 6/01/47	6/17 at 100.00	B	1,995,448
1,105	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,091,508
	2013A-1, 5.000%, 2/15/48
9,910	Total Ohio			7,957,390
	Oklahoma – 1.7%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.375%, 9/01/36	9/16 at 100.00	BBB–	980,030
3,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A+	3,027,000
	5.000%, 2/15/42
4,000	Total Oklahoma			4,007,030
	Pennsylvania – 0.6%
1,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	1,376,190
	Bonds, Series 2010B, 0.000%, 12/01/30
	Puerto Rico – 0.8%
1,035	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	3/14 at 100.00	AA–	1,033,396
	5.000%, 12/01/20
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	890,850
	8/01/54 – AMBAC Insured
16,035	Total Puerto Rico			1,924,246
	Rhode Island – 2.4%
5,835	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	3/14 at 100.00	BBB–	5,621,027
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 3.3%
475	College of Charleston, South Carolina, Academic and Administrative Facilities Revenue Bonds,	4/14 at 100.00	A1 (4)	480,928
	Series 2004B, 5.125%, 4/01/30 (Pre-refunded 4/01/14) – SYNCORA GTY Insured
	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,
	GROWTH, Series 2004:
700	5.250%, 12/01/20 (Pre-refunded 12/01/14)	12/14 at 100.00	AA– (4)	732,501
3,000	5.250%, 12/01/29 (Pre-refunded 12/01/14)	12/14 at 100.00	AA– (4)	3,139,290
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
500	5.250%, 8/15/20 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	A (4)	515,660
2,735	5.250%, 2/15/21 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	A (4)	2,820,660
7,410	Total South Carolina			7,689,039
	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,001,900
	Hospitals, Series 2004A, 5.250%, 11/01/34
	Texas – 10.2%
1,500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	A (4)	1,571,505
	1/01/45 (Pre-refunded 1/01/15) – FGIC Insured
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	Baa2	254,713
5,560	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	5,335,485
	2013A, 5.500%, 4/01/53
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	No Opt. Call	A (4)	2,699,125
	Children’s Hospital, Series 1995, 5.500%, 10/01/16 – NPFG Insured (ETM)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
510	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	A	264,670
12,050	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A	1,680,132
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	344,638
	Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB–	1,389,304
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
335	Live Oak, Texas, General Obligation Bonds, Series 2004, 5.250%, 8/01/20 – NPFG Insured	8/14 at 100.00	Aa3	339,894
2,255	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	2,254,820
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	AA+	1,025,970
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,006,448
	2012, 5.000%, 12/15/26
1,425	Texas State University System, Financing Revenue Bonds, Refunding Series 2006, 5.000%,	3/16 at 100.00	Aa2	1,516,856
	3/15/28 – AGM Insured
945	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, Second Tier Series	8/14 at 28.37	A–	254,517
	2002, 0.000%, 8/15/35 – AMBAC Insured
35,305	Total Texas			23,938,077
	Utah – 1.3%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	AA+ (4)	1,469,885
	5.000%, 7/01/21 (Pre-refunded 7/01/14) – AMBAC Insured
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	A1	1,523,533
6,900	Total Utah			2,993,418
	Vermont – 0.0%
85	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 –	2/14 at 100.00	AA–	85,274
	AGM Insured
	Virginia – 3.4%
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	3/14 at 100.00	BBB	975,960
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
1,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Raod Second Senior Lien	10/26 at 100.00	AA–	1,422,510
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
2,500	Route 460 Funding Corporation, Virginia, Toll Road Reveue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	2,271,575
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,000	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	985,130
500	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	514,195
1,010	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	977,791
1,000	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	965,130
	Series 2007A, 5.250%, 9/01/37
8,510	Total Virginia			8,112,291
	Washington – 3.3%
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,008,899
	Center, Series 2011A, 5.625%, 1/01/35
4,000	Washington State Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative,	1/23 at 100.00	A+	4,155,078
	Series 2013A, 5.750%, 1/01/45
2,500	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%, 1/01/33	No Opt. Call	AA+	2,651,500
7,490	Total Washington			7,815,477
	Wisconsin – 3.2%
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,003,000
	Series 2011A, 5.250%, 10/15/39
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	1,573,130
	Series 2012, 5.000%, 6/01/39
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,477,035
	Healthcare System, Series 2006A, 5.250%, 8/15/31
2,500	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AA+	2,554,000
	5.000%, 7/01/35 – AMBAC Insured
7,645	Total Wisconsin			7,607,165
$ 321,320	Total Municipal Bonds (cost $232,270,806)			230,446,233

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Transportation – 0.0%
$ 307	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	5.500%	7/15/19	N/R	$ 55,191
87	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	3.000%	7/15/55	N/R	11,678
$ 394	Total Corporate Bonds (cost $15,596)				66,869
	Total Long-Term Investments (cost $231,286,402)				230,513,102
	Floating Rate Obligations – (0.4)%				(1,000,000)
	Other Assets Less Liabilities – 2.4%				5,744,764
	Net Assets – 100%				$ 235,257,866

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$230,446,233	$ —	$230,446,233
Corporate Bonds	—	—	66,869	66,869
Total	$ —	$230,446,233	$66,869	$230,513,102

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $229,590,691.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 6,794,171
Depreciation	(6,871,760)
Net unrealized appreciation (depreciation) of investments	$ (77,589)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 28, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 28, 2014